Filed Pursuant to Rule 497(d)


                     INVESCO UNIT TRUSTS, MUNICIPAL SERIES
                   INVESCO UNIT TRUSTS, TAXABLE INCOME SERIES
                        INSURED MUNICIPALS INCOME TRUST
                      INVESTORS' QUALITY TAX-EXEMPT TRUST
                 VAN KAMPEN FOCUS PORTFOLIOS, MUNICIPAL SERIES
                    VAN KAMPEN UNIT TRUSTS, MUNICIPAL SERIES
                    VAN KAMPEN MERRITT INSURED INCOME TRUST
                VAN KAMPEN AMERICAN CAPITAL INSURED INCOME TRUST
                VAN KAMPEN FOCUS PORTFOLIOS INSURED INCOME TRUST
               VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES
                        VAN KAMPEN INSURED INCOME TRUST
                 VAN KAMPEN UNIT TRUSTS, TAXABLE INCOME SERIES

                         Supplement to the Prospectuses

   Notwithstanding anything to the contrary in the "Public Offering--General" section of prospectus, the maximum secondary market sales charge for unit sales occurring on or after July 19, 2017 will be computed as described in the following table based upon the estimated long-term return life in years ("ELTR Life") of a Trust's portfolio:


                       ELTR Life (Years)          Sales Charge
                       -----------------          ------------

                       Less than 2 .................  1.50%
                       2 but less than 5 ...........  2.20
                       5 but less than 12 ..........  2.75
                       12 and over .................  3.75


Supplement Dated: July 19, 2017